GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 7:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

	2019	2018
Balance as of January 1	$950.5	$812.0
Acquisitions	31.4	138.5

Balance as of December 31	$981.9	$950.5

b.	Other intangible assets, net:

Net other intangible assets
consisted
of the
following
:

	Useful	December 31,
	Life	2019	2018
Original amount:
Core technology	8	$53.5	$44.4
Trademarks and trade names	15 – 20	25.5	25.5

		79.0	69.9

Accumulated amortization:
Core technology		15.4	9.7
Trademarks and trade names		20.8	19.2

		36.2	28.9

Other intangible assets, net:
Core technology		38.1	34.7
Trademarks and trade names		4.7	6.3

		$42.8	$41.0

The estimated future amortization expense of other intangible assets as of December 31, 2019 is as follows
:

20 20	$8.0
20 2 1	8.0
20 2 2	6.9
20 23	5.2
20 24	4.9
Thereafter	9.8

$42.8